Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of non-significant acquisitions
During fiscal years 2023, 2022 and 2021, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2023	2022	2021
Property and equipment	$2,063	$3,254	$185
Identifiable intangible assets	2,760	1,349	—
Goodwill	4,380	1,843	—
Liabilities assumed	(154)	—	—
Gain on purchase of franchised restaurants	—	(830)	—
Purchase price	9,049	5,616	185
Seller financing	(3,430)	(320)	—
Exchange of assets	(3,538)	—	—
Settlement of franchise receivables	—	(496)	—
Net cash paid at acquisition date	$2,081	$4,800	$185